Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2050 Fund
December 31, 2021
AFF50-NPRT3-0322
1.843409.115
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $369,987)	370,000	369,993

Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	6,448,520	106,465,065
Fidelity Advisor Series Growth Opportunities Fund (c)	5,220,359	73,346,042
Fidelity Advisor Series Small Cap Fund (c)	3,356,145	48,664,109
Fidelity Series All-Sector Equity Fund (c)	3,859,394	45,926,784
Fidelity Series Commodity Strategy Fund (c)	8,420,349	34,439,226
Fidelity Series Large Cap Stock Fund (c)	8,914,438	169,285,176
Fidelity Series Large Cap Value Index Fund (c)	1,176,476	18,305,968
Fidelity Series Opportunistic Insights Fund (c)	4,770,726	98,944,860
Fidelity Series Small Cap Opportunities Fund (c)	4,023,041	60,023,766
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,666,386	107,789,382
Fidelity Series Value Discovery Fund (c)	6,644,559	110,100,347
TOTAL DOMESTIC EQUITY FUNDS (Cost $673,588,515)		873,290,725

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,457,215	50,233,328
Fidelity Series Emerging Markets Fund (c)	2,323,707	24,422,160
Fidelity Series Emerging Markets Opportunities Fund (c)	10,517,827	221,084,730
Fidelity Series International Growth Fund (c)	6,751,849	129,095,346
Fidelity Series International Small Cap Fund (c)	1,812,944	38,778,869
Fidelity Series International Value Fund (c)	11,563,698	129,166,507
Fidelity Series Overseas Fund (c)	8,963,500	129,074,399
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $564,831,962)		721,855,339

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	341,997	3,437,069
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,358,984	13,766,513
Fidelity Series Emerging Markets Debt Fund (c)	984,837	8,932,471
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	318,489	3,006,535
Fidelity Series Floating Rate High Income Fund (c)	183,128	1,695,770
Fidelity Series High Income Fund (c)	1,082,897	10,330,839
Fidelity Series International Credit Fund (c)	62,317	618,185
Fidelity Series Investment Grade Bond Fund (c)	325,414	3,781,313
Fidelity Series Long-Term Treasury Bond Index Fund (c)	7,957,701	67,799,609
Fidelity Series Real Estate Income Fund (c)	544,390	6,385,689
TOTAL BOND FUNDS (Cost $120,201,141)		119,753,993

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $1,082,511)	1,082,295	1,082,511

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,360,074,116)	1,716,352,561
NET OTHER ASSETS (LIABILITIES) - 0.0%	(319,610)
NET ASSETS - 100.0%	1,716,032,951

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9	Mar 2022	551,835	3,269	3,269

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $266,993.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	623,919	3,704,160	3,245,568	191	-	-	1,082,511	0.0%
Total	623,919	3,704,160	3,245,568	191	-	-	1,082,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	97,980,503	30,708,997	23,345,639	18,110,460	1,996,173	(874,969)	106,465,065
Fidelity Advisor Series Growth Opportunities Fund	68,135,430	28,975,163	13,608,562	16,656,774	406,599	(10,562,588)	73,346,042
Fidelity Advisor Series Small Cap Fund	44,331,868	11,933,486	6,055,699	8,469,402	1,056,017	(2,601,563)	48,664,109
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	7,388,149	3,923,258	26,953	(23,258)	(4,564)	3,437,069
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	14,511,820	810,128	72,572	(1,980)	66,801	13,766,513
Fidelity Series All-Sector Equity Fund	41,894,296	9,506,983	6,433,224	6,481,624	486,529	472,200	45,926,784
Fidelity Series Canada Fund	37,642,902	10,519,547	3,349,392	1,054,561	49,509	5,370,762	50,233,328
Fidelity Series Commodity Strategy Fund	42,965,340	17,737,085	20,054,120	14,132,993	(2,441,280)	(3,767,799)	34,439,226
Fidelity Series Emerging Markets Debt Fund	8,391,006	1,465,319	895,285	306,033	(34,434)	5,865	8,932,471
Fidelity Series Emerging Markets Debt Local Currency Fund	2,723,703	603,357	138,370	114,824	(4,306)	(177,849)	3,006,535
Fidelity Series Emerging Markets Fund	24,628,787	5,302,290	3,040,652	794,427	19,232	(2,487,497)	24,422,160
Fidelity Series Emerging Markets Opportunities Fund	222,376,425	66,472,455	25,914,280	25,090,103	(9,569)	(41,840,301)	221,084,730
Fidelity Series Floating Rate High Income Fund	1,616,934	214,782	148,404	55,718	(4,205)	16,663	1,695,770
Fidelity Series Government Money Market Fund 0.08%	10,266,165	743,007	11,009,172	2,305	-	-	-
Fidelity Series High Income Fund	9,633,461	1,638,005	1,105,211	430,274	(2,518)	167,102	10,330,839
Fidelity Series Inflation-Protected Bond Index Fund	30,859,443	3,781,237	35,895,961	323,911	2,840,377	(1,585,096)	-
Fidelity Series International Credit Fund	606,296	15,640	-	15,640	-	(3,751)	618,185
Fidelity Series International Growth Fund	105,482,126	24,293,168	7,403,282	9,917,226	209,154	6,514,180	129,095,346
Fidelity Series International Small Cap Fund	33,111,302	7,068,224	2,635,483	4,506,142	46,662	1,188,164	38,778,869
Fidelity Series International Value Fund	105,445,725	32,679,911	12,205,956	6,226,760	138,287	3,108,540	129,166,507
Fidelity Series Investment Grade Bond Fund	692,033	4,587,738	1,476,582	23,684	(20,277)	(1,599)	3,781,313
Fidelity Series Large Cap Stock Fund	153,023,759	28,998,752	17,326,201	14,891,671	403,924	4,184,942	169,285,176
Fidelity Series Large Cap Value Index Fund	16,515,626	2,939,840	2,160,702	1,068,073	14,226	996,978	18,305,968
Fidelity Series Long-Term Treasury Bond Index Fund	42,343,056	30,316,434	8,541,389	991,070	(1,136,698)	4,818,206	67,799,609
Fidelity Series Opportunistic Insights Fund	90,844,117	26,316,308	21,604,998	15,457,335	2,062,216	1,327,217	98,944,860
Fidelity Series Overseas Fund	105,656,698	17,536,908	9,345,111	3,668,564	229,454	14,996,450	129,074,399
Fidelity Series Real Estate Income Fund	5,917,342	566,208	463,502	225,523	806	364,835	6,385,689
Fidelity Series Short-Term Credit Fund	2,162,490	67,746	2,230,420	10,491	50,020	(49,836)	-
Fidelity Series Small Cap Opportunities Fund	54,718,283	21,013,461	7,440,728	14,833,931	(217,672)	(8,049,578)	60,023,766
Fidelity Series Stock Selector Large Cap Value Fund	96,913,735	25,261,656	13,172,505	13,971,517	139,907	(1,353,411)	107,789,382
Fidelity Series Value Discovery Fund	99,208,213	21,079,813	14,480,298	8,866,730	318,713	3,973,906	110,100,347
	1,556,087,064	454,243,489	276,214,514	186,797,291	6,571,608	(25,787,590)	1,714,900,057

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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